Material accounting policy information - Revenue (Details)	6 Months Ended
Jun. 30, 2025
Revenue
Deposit return maturity period	3 days
Number of days past due	60 days
Minimum
Revenue
Term of the crypto-currency lending arrangement	30 days
Term of product cycle	7 days
Contracts with customers term	1 month
Maximum
Revenue
Term of the crypto-currency lending arrangement	250 days
Term of product cycle	365 days
Contracts with customers term	24 months